Consolidated Statements Of Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	APIC	AOCI	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Total Stockholders’ Equity	Total Stockholders’ Equity Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interest
Balance, shares at Dec. 31, 2017			61,744,000
Balance, value at Dec. 31, 2017	$ 1,478,682		$ 1,852	$ 1,629,130	$ 16,496	$ (601,238)		$ 1,046,240		$ 432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares	1,332,000
Dividend reinvestment plan (DRIP), value	$ 44,071		40	44,031				44,071
Share repurchases, shares	(1,627,000)
Share repurchases, value	$ (53,758)		$ (49)	(53,709)				(53,758)
Change in unrealized value on interest swaps	(4,156)				(4,134)			(4,134)		(22)
Dividends, Common Stock, Cash	(129,945)					(129,945)		(129,945)
Distributions to noncontrolling interests	$ (28,661)									(28,661)
Share-based compensation, shares	2,000
Share-based compensation, value	$ 5,098			1,783				1,783		3,315
Issuance of common stock for acquisition, shares			31,817,000
Issuance of common stock for acquisitions, value	1,054,745		$ 955	1,053,790
Other	154			154				154		0
Net (loss) income	46,975					39,138		39,138		7,837
Balance, shares at Dec. 31, 2018			93,268,000
Balance, value at Dec. 31, 2018	$ 2,412,897	$ (528)	$ 2,798	2,674,871	12,362	(692,045)	$ (528)	1,997,986	$ (528)	414,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 2.010
Change in unrealized value on interest rate swaps	$ (4,156)
Dividend reinvestment plan (DRIP), shares			2,029,000
Dividend reinvestment plan (DRIP), value	$ 67,427		$ 60	67,367				67,427
Share repurchases, shares	(1,104,000)
Share repurchases, value	$ (35,963)		(33)	(35,930)				(35,963)
Change in unrealized value on interest swaps	(38,274)				(33,124)			(33,124)		(5,150)
Dividends, Common Stock, Cash	(191,147)					(191,147)		(191,147)
Distributions to noncontrolling interests	$ (30,444)									(30,444)
Share-based compensation, shares	22,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture			$ 1
Share-based compensation, value	$ 7,716			2,051				2,052		5,664
Conversion of noncontrolling interests, shares			629,000
Conversion of noncontrolling interests, value			$ 19	20,880				20,899
Reallocation of operating partnership interests										(20,899)
Issuance of common stock for acquisition, shares	1,505,000
Issuance of common stock for acquisitions, value	$ 49,936		$ 45	49,891				49,936
Net (loss) income	(72,826)					(63,532)		(63,532)		(9,294)
Balance, shares at Dec. 31, 2019			96,349,000
Balance, value at Dec. 31, 2019	$ 2,168,794		$ 2,890	2,779,130	(20,762)	(947,252)		1,814,006		354,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 2.010
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Change in unrealized value on interest rate swaps	$ (38,274)
Dividend reinvestment plan (DRIP), shares			479,000
Dividend reinvestment plan (DRIP), value	15,940		$ 14	15,926				15,940
Dividends, Common Stock, Cash	(48,809)					(48,809)		(48,809)
Distributions to noncontrolling interests	(7,105)									(7,105)
Conversion of noncontrolling interests, value			$ 1	1,304				1,305
Reallocation of operating partnership interests										(1,305)
Net (loss) income	11,199					9,769		9,769		1,430
Balance, shares at Mar. 31, 2020			96,805,000
Balance, value at Mar. 31, 2020	$ 2,093,806		$ 2,903	2,793,803	(58,552)	(986,292)		1,751,862		341,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.503
Stock Repurchased During Period, Shares			(96,000)
Stock Repurchased During Period, Value	$ (2,700)		$ (3)	(2,697)				(2,700)
Change in unrealized value on interest rate swaps	(43,364)				(37,790)			(37,790)		(5,574)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			34,000
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture			$ 1
Share-based compensation expense	$ (149)			140				141		(290)
Stock Issued During Period, Shares, Conversion of Convertible Securities	39,300		39,000
Balance, shares at Dec. 31, 2019			96,349,000
Balance, value at Dec. 31, 2019	$ 2,168,794		$ 2,890	2,779,130	(20,762)	(947,252)		1,814,006		354,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares	479,000
Dividend reinvestment plan (DRIP), value	$ 15,940		14	15,926				15,940
Share repurchases, shares	(4,582,000)
Share repurchases, value	$ (80,398)		(138)	(80,260)				(80,398)
Change in unrealized value on interest swaps	(33,820)				(29,469)			(29,469)		(4,351)
Dividends, Common Stock, Cash	(57,011)					(57,011)		(57,011)
Distributions to noncontrolling interests	$ (8,255)									(8,255)
Share-based compensation, shares	36,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture			$ 2
Share-based compensation, value	$ 5,861			3,708				3,710		2,151
Conversion of noncontrolling interests, shares			997,000
Conversion of noncontrolling interests, value			$ 30	18,056				18,086
Reallocation of operating partnership interests				(3,442)	2,075			(1,367)		(18,086)
Noncontrolling Interest, Decrease from Deconsolidation										(1,367)
Issuance of common stock for acquisitions, value	0
Other	644			644				644		0
Net (loss) income	5,462					4,772		4,772		690
Balance, shares at Dec. 31, 2020			93,279,000
Balance, value at Dec. 31, 2020	$ 2,015,929		$ 2,798	2,739,358	(52,306)	(999,491)		1,690,359		325,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.588
Change in unrealized value on interest rate swaps	$ (33,820)
Dividend reinvestment plan (DRIP), shares			280,000
Dividend reinvestment plan (DRIP), value	7,368		$ 8	7,360				7,368
Dividends, Common Stock, Cash	(23,767)					(23,767)		(23,767)
Distributions to noncontrolling interests	(3,319)									(3,319)
Other	29		$ 0	29		0		29		0
Net (loss) income	117					103		103		14
Balance, shares at Mar. 31, 2021			93,582,000
Balance, value at Mar. 31, 2021	$ 2,009,406		$ 2,807	2,746,891	(41,695)	$ (1,023,155)		1,684,848		324,558
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.255
Stock Repurchased During Period, Shares			(24,000)
Stock Repurchased During Period, Value	$ (123)		$ 0	(123)				(123)
Change in unrealized value on interest rate swaps	12,120				$ 10,611			10,611		1,509
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			47,000
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture			$ 1
Share-based compensation expense	$ 1,110			$ 325				$ 326		$ 784